Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Supplemental Information Related To Statements Of Cash Flows

Supplemental information related to the consolidated statements of cash flows is as follows:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Cash paid during the year:
Interest	¥4,732	¥6,914	¥9,614
Income taxes	20,515	44,207	15,336
Non-cash investing and financing activities:
Obtaining assets by entering into capital leases	471	201	2,740